UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
__________________

FORM ABS-15G
__________________

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:


☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported):
 February 7, 2017

__________________

SPRUCE ABS, LLC
(Exact name of securitizer as specified in its charter)
__________________

025-02802	0001675006
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Steve Olszewski, (415) 354-5716 Name and telephone number, including area code, of the person to contact in connection with this filing __________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c)(2)(ii) ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Spruce ABS, LLC (Securitizer)

By: /s/ Steve Olszewski
Name: Steve Olszewski
Title: Chief Executive Officer & President

Date: February 7, 2017